Income taxes - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Tax expense	€ 20,116	€ 17,218
Italian corporate income tax expense (IRES)	18,826	16,326
Italian regional income tax expense (IRAP)	€ 1,290	€ 892
Average effective tax rate	29.60%	35.50%
Parent Company
Disclosure of transactions between related parties [line items]
Applicable IRAP rate	5.60%	5.60%
Other Italian Entities
Disclosure of transactions between related parties [line items]
Applicable IRAP rate	3.90%	3.90%